Tactical Offensive Equity Fund
Tactical Offensive Equity Fund

ADVISER MANAGED TRUST

Tactical Offensive Equity Fund
(the "Fund")

Supplement dated July 15, 2016
to the Prospectus dated November 30, 2015

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the fees and expenses of the Fund.

Restatement of Fees and Expenses of the Tactical Offensive Equity Fund

Under the section titled "Fund Summary," under the heading titled "Fees and Expenses," the table is hereby deleted and replaced with the following in order to reflect the Fund's current fees and expenses:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Tactical Offensive Equity Fund Tactical Offensive Equity Fund	[1],[2]
Management Fees	0.20%
Distribution (12b-1) Fees	none
Other Expenses	0.47%
Acquired Fund Fees and Expenses (AFFE)	0.01%
Total Annual Fund Operating Expenses	0.68%	[3]
[1]	Expenses information in the table has been restated to reflect estimated fees and expenses for the current fiscal year.
[2]	The Fund is an integral part of the Financial Adviser's Adviser Managed Strategy, as discussed further below. As a result, shareholders in the Fund may also pay a fee to the Financial Adviser for participating in the Adviser Managed Strategy, and such fee is not reflected in this fee table or the Example numbers below. You should consult with the Financial Adviser regarding the fees charged for participating in the Adviser Managed Strategy.
[3]	AFFE reflects the estimated amount of fees and expenses that will be incurred indirectly by the fund through their investments in other investment companies during the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

In addition, under the same heading, under the sub-heading titled "Example," the table is hereby deleted and replaced with the following:
Expense Example	1 Year	3 Years	5 Years	10 Years
Tactical Offensive Equity Fund | Tactical Offensive Equity Fund | USD ($)	69	218	379	847

There are no further changes to the fees and expenses of the Fund. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE